Shareholder Report	2 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Principal Variable Contracts Funds, Inc.
Entity Central Index Key		0000012601
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000260396
Shareholder Report [Line Items]
Fund Name	Blue Chip Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of April 30, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16Footnote Reference*	0.90%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from April 30, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Expenses are for the period from April 30, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
AssetsNet	$ 26,925,000	$ 26,925,000
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$26,925 Total Number of Portfolio Holdings42 Portfolio Turnover Rate (annualized)31.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.33%
Investment Companies	0.67%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000112990
Shareholder Report [Line Items]
Fund Name		Bond Market Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
AssetsNet	$ 1,885,911,000	$ 1,885,911,000
Holdings Count | Holding	4,159	4,159
InvestmentCompanyPortfolioTurnover		44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,885,911 Total Number of Portfolio Holdings4,159 Portfolio Turnover Rate (annualized)44.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	69.99%
Bonds	28.71%
Investment Companies	2.05%
Municipal Bonds	0.57%
Other Assets and Liabilities	(1.32)%
Total Net Assets	100.00%

C000020925
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 209,421,000	$ 209,421,000
Holdings Count | Holding	793	793
InvestmentCompanyPortfolioTurnover		204.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$209,421 Total Number of Portfolio Holdings793 Portfolio Turnover Rate (annualized)204.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	62.32%
U.S. Government & Government Agency Obligations	34.74%
Investment Companies	7.60%
Senior Floating Rate Interests	2.60%
Other Assets and LiabilitiesFootnote Reference*	(7.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000186093
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.05%
AssetsNet	$ 556,399,000	$ 556,399,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$556,399 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)13.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000081996
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 556,399,000	$ 556,399,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$556,399 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)13.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000178859
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Adaptive Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
AssetsNet	$ 219,914,000	$ 219,914,000
Holdings Count | Holding	7	7
InvestmentCompanyPortfolioTurnover		64.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$219,914 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)64.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.09%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

C000132328
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Strategic Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 96,936,000	$ 96,936,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		13.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$96,936 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)13.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000081997
Shareholder Report [Line Items]
Fund Name		Diversified Growth Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 2,056,227,000	$ 2,056,227,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		12.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,056,227 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)12.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000178860
Shareholder Report [Line Items]
Fund Name		Diversified Growth Adaptive Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.37%
AssetsNet	$ 1,450,539,000	$ 1,450,539,000
Holdings Count | Holding	7	7
InvestmentCompanyPortfolioTurnover		69.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,450,539 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)69.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

C000132329
Shareholder Report [Line Items]
Fund Name		Diversified Growth Strategic Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 217,430,000	$ 217,430,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		12.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$217,430 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)12.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000112991
Shareholder Report [Line Items]
Fund Name		Diversified Income Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 191,708,000	$ 191,708,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		16.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$191,708 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)16.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000020929
Shareholder Report [Line Items]
Fund Name		Diversified International Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.85%
AssetsNet	$ 281,882,000	$ 281,882,000
Holdings Count | Holding	108	108
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$281,882 Total Number of Portfolio Holdings108 Portfolio Turnover Rate (annualized)24.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.11%
Investment Companies	1.45%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

C000038528
Shareholder Report [Line Items]
Fund Name		Equity Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.48%
AssetsNet	$ 707,562,000	$ 707,562,000
Holdings Count | Holding	64	64
InvestmentCompanyPortfolioTurnover		12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$707,562 Total Number of Portfolio Holdings64 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.09%
Investment Companies	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

C000038529
Shareholder Report [Line Items]
Fund Name		Equity Income Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.73%
AssetsNet	$ 707,562,000	$ 707,562,000
Holdings Count | Holding	64	64
InvestmentCompanyPortfolioTurnover		12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$707,562 Total Number of Portfolio Holdings64 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.09%
Investment Companies	2.13%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

C000020904
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	1.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.16%
AssetsNet	$ 74,119,000	$ 74,119,000
Holdings Count | Holding	121	121
InvestmentCompanyPortfolioTurnover		36.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$74,119 Total Number of Portfolio Holdings121 Portfolio Turnover Rate (annualized)36.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.62%
Investment Companies	1.73%
Preferred Stocks	0.88%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

C000038539
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet	$ 108,545,000	$ 108,545,000
Holdings Count | Holding	279	279
InvestmentCompanyPortfolioTurnover		300.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$108,545 Total Number of Portfolio Holdings279 Portfolio Turnover Rate (annualized)300.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	89.85%
Bonds	26.26%
Investment Companies	1.75%
Other Assets and LiabilitiesFootnote Reference*	(17.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020930
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Account I
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet	$ 617,971,000	$ 617,971,000
Holdings Count | Holding	409	409
InvestmentCompanyPortfolioTurnover		51.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$617,971 Total Number of Portfolio Holdings409 Portfolio Turnover Rate (annualized)51.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.75%
Investment Companies	2.38%
Convertible Preferred Stocks	0.11%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020908
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet	$ 2,530,371,000	$ 2,530,371,000
Holdings Count | Holding	508	508
InvestmentCompanyPortfolioTurnover		1.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,530,371 Total Number of Portfolio Holdings508 Portfolio Turnover Rate (annualized)1.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.93%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000155998
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet	$ 2,530,371,000	$ 2,530,371,000
Holdings Count | Holding	508	508
InvestmentCompanyPortfolioTurnover		1.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,530,371 Total Number of Portfolio Holdings508 Portfolio Turnover Rate (annualized)1.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.93%
Other Assets and LiabilitiesFootnote Reference*	(0.14)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000132327
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Managed Volatility Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.37%
AssetsNet	$ 132,962,000	$ 132,962,000
Holdings Count | Holding	510	510
InvestmentCompanyPortfolioTurnover		17.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$132,962 Total Number of Portfolio Holdings510 Portfolio Turnover Rate (annualized)17.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.22%
Investment Companies	6.02%
Purchased Options	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.73%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020910
Shareholder Report [Line Items]
Fund Name		MidCap Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.53%
AssetsNet	$ 655,752,000	$ 655,752,000
Holdings Count | Holding	75	75
InvestmentCompanyPortfolioTurnover		14.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$655,752 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)14.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.86%
Investment Companies	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

C000079602
Shareholder Report [Line Items]
Fund Name		MidCap Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.78%
AssetsNet	$ 655,752,000	$ 655,752,000
Holdings Count | Holding	75	75
InvestmentCompanyPortfolioTurnover		14.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$655,752 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (annualized)14.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.86%
Investment Companies	0.41%
Other Assets and Liabilities	(0.27)%
Total Net Assets	100.00%

C000038532
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
AssetsNet	$ 233,261,000	$ 233,261,000
Holdings Count | Holding	99	99
InvestmentCompanyPortfolioTurnover		59.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$233,261 Total Number of Portfolio Holdings99 Portfolio Turnover Rate (annualized)59.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

C000038533
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.88%
AssetsNet	$ 233,261,000	$ 233,261,000
Holdings Count | Holding	99	99
InvestmentCompanyPortfolioTurnover		59.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$233,261 Total Number of Portfolio Holdings99 Portfolio Turnover Rate (annualized)59.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.60%
Other Assets and Liabilities	(0.23)%
Total Net Assets	100.00%

C000020916
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 143,798,000	$ 143,798,000
Holdings Count | Holding	18	18
InvestmentCompanyPortfolioTurnover		42.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,798 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)42.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000020917
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 320,417,000	$ 320,417,000
Holdings Count | Holding	18	18
InvestmentCompanyPortfolioTurnover		48.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$320,417 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)48.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000020918
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 206,799,000	$ 206,799,000
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		51.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$206,799 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)51.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000020919
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.02%
AssetsNet	$ 93,218,000	$ 93,218,000
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		65.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$93,218 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)65.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000126088
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.04%
AssetsNet	$ 34,452,000	$ 34,452,000
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		71.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$34,452 Total Number of Portfolio Holdings15 Portfolio Turnover Rate (annualized)71.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

C000020920
Shareholder Report [Line Items]
Fund Name		Principal LifeTime Strategic Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.03%
AssetsNet	$ 54,244,000	$ 54,244,000
Holdings Count | Holding	18	18
InvestmentCompanyPortfolioTurnover		41.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$54,244 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)41.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

C000020921
Shareholder Report [Line Items]
Fund Name		Real Estate Securities Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.78%
AssetsNet	$ 249,394,000	$ 249,394,000
Holdings Count | Holding	37	37
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$249,394 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)16.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.59%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

C000038552
Shareholder Report [Line Items]
Fund Name		Real Estate Securities Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		1.03%
AssetsNet	$ 249,394,000	$ 249,394,000
Holdings Count | Holding	37	37
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$249,394 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)16.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.59%
Other Assets and Liabilities	0.36%
Total Net Assets	100.00%

C000038543
Shareholder Report [Line Items]
Fund Name		SAM Balanced Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.23%
AssetsNet	$ 570,035,000	$ 570,035,000
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		48.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$570,035 Total Number of Portfolio Holdings28 Portfolio Turnover Rate (annualized)48.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038542
Shareholder Report [Line Items]
Fund Name		SAM Balanced Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
AssetsNet	$ 570,035,000	$ 570,035,000
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		48.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$570,035 Total Number of Portfolio Holdings28 Portfolio Turnover Rate (annualized)48.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038545
Shareholder Report [Line Items]
Fund Name		SAM Conservative Balanced Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
AssetsNet	$ 158,737,000	$ 158,737,000
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		40.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$158,737 Total Number of Portfolio Holdings28 Portfolio Turnover Rate (annualized)40.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038544
Shareholder Report [Line Items]
Fund Name		SAM Conservative Balanced Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 158,737,000	$ 158,737,000
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		40.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$158,737 Total Number of Portfolio Holdings28 Portfolio Turnover Rate (annualized)40.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038546
Shareholder Report [Line Items]
Fund Name		SAM Conservative Growth Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
AssetsNet	$ 413,104,000	$ 413,104,000
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover		42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$413,104 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)42.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038547
Shareholder Report [Line Items]
Fund Name		SAM Conservative Growth Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 413,104,000	$ 413,104,000
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover		42.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$413,104 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)42.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038548
Shareholder Report [Line Items]
Fund Name		SAM Flexible Income Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
AssetsNet	$ 118,793,000	$ 118,793,000
Holdings Count | Holding	25	25
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$118,793 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)30.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038549
Shareholder Report [Line Items]
Fund Name		SAM Flexible Income Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 118,793,000	$ 118,793,000
Holdings Count | Holding	25	25
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$118,793 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)30.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000038530
Shareholder Report [Line Items]
Fund Name		SAM Strategic Growth Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.23%
AssetsNet	$ 463,692,000	$ 463,692,000
Holdings Count | Holding	21	21
InvestmentCompanyPortfolioTurnover		44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$463,692 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)44.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038531
Shareholder Report [Line Items]
Fund Name		SAM Strategic Growth Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
AssetsNet	$ 463,692,000	$ 463,692,000
Holdings Count | Holding	21	21
InvestmentCompanyPortfolioTurnover		44.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$463,692 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)44.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038541
Shareholder Report [Line Items]
Fund Name		Short-Term Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.42%
AssetsNet	$ 130,951,000	$ 130,951,000
Holdings Count | Holding	381	381
InvestmentCompanyPortfolioTurnover		48.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$130,951 Total Number of Portfolio Holdings381 Portfolio Turnover Rate (annualized)48.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.41%
U.S. Government & Government Agency Obligations	7.42%
Investment Companies	4.24%
Other Assets and LiabilitiesFootnote Reference*	(0.07)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020923
Shareholder Report [Line Items]
Fund Name		SmallCap Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.85%
AssetsNet	$ 163,299,000	$ 163,299,000
Holdings Count | Holding	124	124
InvestmentCompanyPortfolioTurnover		15.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$163,299 Total Number of Portfolio Holdings124 Portfolio Turnover Rate (annualized)15.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	1.29%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

C000152597
Shareholder Report [Line Items]
Fund Name		SmallCap Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		1.10%
AssetsNet	$ 163,299,000	$ 163,299,000
Holdings Count | Holding	124	124
InvestmentCompanyPortfolioTurnover		15.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$163,299 Total Number of Portfolio Holdings124 Portfolio Turnover Rate (annualized)15.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	1.29%
Other Assets and Liabilities	(0.96)%
Total Net Assets	100.00%

C000238595
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap S&P 500 Index Buffer April Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.95%
AssetsNet	$ 42,573,000	$ 42,573,000
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover		34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$42,573 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)34.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	91.58%
Purchased Options	15.55%
Other Assets and LiabilitiesFootnote Reference*	(7.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000238596
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap S&P 500 Index Buffer January Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 40,601,000	$ 40,601,000
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover		54.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$40,601 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)54.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	140.19%
Purchased Options	22.53%
Other Assets and LiabilitiesFootnote Reference*	(62.72)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000235586
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap S&P 500 Index Buffer July Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 87,303,000	$ 87,303,000
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		54.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$87,303 Total Number of Portfolio Holdings8 Portfolio Turnover Rate (annualized)54.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	51.28%
Purchased Options	10.04%
Other Assets and LiabilitiesFootnote Reference*	38.68%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000238594
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap S&P 500 Index Buffer October Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 44,031,000	$ 44,031,000
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover		8.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$44,031 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)8.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	109.39%
Purchased Options	15.60%
Other Assets and LiabilitiesFootnote Reference*	(24.99)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives